UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
September 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.5%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--94.4%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.00	3/1/08	2,380,000	2,429,052
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,536,597
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	4,270,792
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,125,061
Burlington County Bridge
Commission, LR County
Guaranteed (Government Leasing
Project)	5.25	8/15/21	1,000,000	1,068,090
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000	3,606,049
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,801,611
Carteret Board of Education,
COP (Insured; MBIA)	6.00	1/15/10	440,000 a	477,343
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.00	1/1/27	3,220,000	3,373,755
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000	3,691,683
East Orange
(Insured; FSA)	0.00	8/1/11	2,500,000	2,096,600
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000	373,750
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000	321,080
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000	916,778
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 a	10,909,200
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,839,748
Hudson County,

COP (Correctional Facilities)
(Insured; MBIA)	5.00	12/1/21	4,510,000	4,818,123
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA)	0.00	12/15/34	3,000,000	831,600
Hudson County Improvement
Authority, LR (County Services
Building Project) (Insured;
AMBAC)	5.00	4/1/35	2,500,000	2,629,925
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000	4,164,449
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	1,575,000	1,649,844
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured;
AMBAC)	6.00	10/1/08	915,000	958,664
Mercer County Improvement
Authority, Revenue (County
Courthouse Project)	5.75	11/1/17	500,000	515,655
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	4,245,000	2,370,196
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000	2,407,636
New Jersey	6.00	5/1/10	3,695,000 a	3,999,320
New Jersey
(Insured; MBIA)	6.00	7/15/10	7,400,000	8,041,728
New Jersey Economic Development
Authority (Department of Human
Services)	6.10	7/1/17	3,320,000	3,591,543
New Jersey Economic Development
Authority (Department of Human
Services)	6.25	7/1/24	1,295,000	1,412,431
New Jersey Economic Development
Authority (School Facilities
Construction) (Insured; AMBAC)	6.65	6/15/18	5,000,000 b,c	5,733,250
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	2,500,000	2,689,050
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District

Energy Co. L.P. Project)	6.20	12/1/07	2,210,000	2,216,520
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Co. L.P. Project)	6.20	12/1/10	4,040,000	4,085,006
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	1,086,530
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	3,003,550
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	2,062,771
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,104,860
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	372,480
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/18	2,950,000	3,018,912
New Jersey Economic Development
Authority, First Mortgage
Revenue (Fellowship Village
Project)	5.50	1/1/25	3,000,000	3,051,960
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/17	650,000	662,928
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/22	700,000	713,097
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/20	3,350,000	1,883,571
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/21	2,620,000	1,404,582
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	826,020
New Jersey Economic Development

Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	796,030
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	2,372,240
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	3,314,250
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	1,579,750
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	3,731,975
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	3,135,300
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	5,149,150
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	2,059,660
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 a	2,631,052
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.13	6/15/10	7,535,000 a	8,207,725
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	4,205,000	4,301,252
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	8.50	2/1/10	3,240,000	3,332,729
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	2,535,000	2,817,348
New Jersey Educational Facilities
Authority, Revenue (Public

Library Project) (Insured;
AMBAC)	5.00	9/1/22	5,500,000	5,808,055
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC)	5.75	7/1/10	15,405,000 a	16,599,966
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
MBIA)	5.00	7/1/34	8,750,000	9,202,812
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology)	5.38	7/1/34	2,500,000	2,629,150
New Jersey Environmental
Infrastructure Trust	5.25	9/1/10	4,070,000 a	4,359,377
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	3,000,000	3,291,810
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	5,000,000	5,587,900
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	3,238,800
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	676,791
New Jersey Health Care Facilities
Financing Authority, Revenue
(Raritan Bay Medical Center
Issue)	7.25	7/1/14	2,410,000	2,481,818
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	5,500,000	2,683,120
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Elizabeth Hospital
Obligated Group Issue)	6.00	7/1/14	2,500,000	2,584,250
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Elizabeth Hospital
Obligated Group Issue)	6.00	7/1/20	3,120,000	3,222,055
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA)	6.13	6/1/17	345,000	353,218
New Jersey Highway Authority,

Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,865,354
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.75	4/1/18	1,650,000	1,693,972
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.30	4/1/26	2,035,000	2,051,056
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	5,250,000	5,415,532
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.70	5/1/20	2,640,000	2,771,340
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	5.75	5/1/25	895,000	935,740
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FGIC)	5.00	11/1/36	800,000	819,376
New Jersey Transit Corp.,
Lease Purchase Agreement, COP
(Raymond Plaza East Inc.)
(Insured; FSA)	6.50	4/1/07	3,945,000 a	4,042,836
New Jersey Transit Corp.,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	5,000,000 a	5,396,750
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.93	6/15/09	12,750,000 b,c	13,794,862
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,250,680
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	8,139,530
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FSA)	5.00	6/15/20	2,500,000	2,685,075
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	8.05	12/15/11	4,500,000 a,b,c	5,533,245
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	8.05	12/15/11	4,000,000 a,b,c	4,918,440
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	2,255,000	2,643,243
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	3,745,000	4,379,066
New Jersey Turnpike Authority,

Turnpike Revenue	6.50	1/1/16	60,000	69,917
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	187,806
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
AMBAC)	5.00	1/1/35	7,450,000	7,681,770
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	1,000,000	1,172,370
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	1,210,000	1,420,286
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	3,520,000	4,121,744
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.50	1/1/16	17,935,000	21,051,924
North Hudson Sewer Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/19	1,000,000	1,076,590
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA)	6.00	7/1/19	2,000,000	2,306,920
Port Authority of New York and New
Jersey (Consolidated Bonds,
119th Series) (Insured; FGIC)	5.50	9/15/16	4,650,000	4,702,963
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,357,089
Port Authority of New York and New
Jersey (Consolidated Bonds,
124th Series)	5.00	8/1/19	1,000,000	1,023,400
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/15	5,000,000	5,845,050
Rahway,
COP (Insured; MBIA)	5.63	2/15/20	600,000	644,700
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA)	0.00	9/1/32	5,000,000	1,573,550
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA)	0.00	9/1/33	5,000,000	1,504,900
South Jersey Transportation
Authority, Transportation
System Revenue (Insured; FGIC)	5.00	11/1/33	2,500,000	2,635,000
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	5.75	6/1/32	7,580,000	7,986,364
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.38	6/1/32	8,745,000	9,598,512

Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	1,790,000	2,015,934
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	10,630,000	12,208,874
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.25	6/1/43	3,490,000	3,816,315
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,326,001
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	5,141,796
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	16,768,055
West Orange Board of Education,
COP (Insured; MBIA)	6.00	10/1/09	500,000 a	539,350
U.S. Related--3.1%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,094,230
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	2,000,000	2,271,820
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/32	5,000,000	5,348,150
Puerto Rico Housing Bank and
Finance Agency, SFMR
(Affordable Housing Mortgage
Subsidy Program) (Insured:
FHLMC, FNMA and GNMA)	6.25	4/1/07	270,000 a	273,370
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/10	2,000,000 a	2,201,800
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/24	3,000,000	3,343,680
Total Long-Term Municipal Investments
(cost $431,119,981)				461,937,300
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey;
New Jersey Economic Development
Authority, Dock Facility
Revenue, Refunding
(Bayonne/IMTT-Bayonne Project)
(LOC; SunTrust Bank)	3.81	10/1/06	1,000,000 d	1,000,000

New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	3.62	10/1/06	4,000,000 d	4,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; JPMorgan Chase Bank)	3.80	10/1/06	700,000 d	700,000
Total Short-Term Municipal Investments
(cost $5,700,000)				5,700,000
Total Investments (cost $436,819,981)			98.7%	467,637,300
Cash and Receivables (Net)			1.3%	5,980,322
Net Assets			100.0%	473,617,622

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $29,979,797 or 6.3% of net assets.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

	Statement of Financial Futures	September 30, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Sold Short

U.S. Treasury 10 Year Notes	215	(23,233,438)	December 2006	(230,762)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)